Matthews Asia Growth Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.2%

	Shares	Value
JAPAN: 40.2%
Sony Corp.	656,600	$38,892,769
Terumo Corp.	921,900	31,585,568
Keyence Corp.	93,800	30,157,878
Nintendo Co., Ltd.	74,900	29,110,156
SoftBank Group Corp.	552,400	19,556,280
PeptiDream, Inc.[b]	555,300	19,329,491
Eisai Co., Ltd.	257,700	18,850,093
HEALIOS KKb	1,149,400	16,039,857
Nidec Corp.	281,800	14,522,422
TechnoPro Holdings, Inc.	294,700	13,753,852
Fast Retailing Co., Ltd.	33,600	13,710,218
Takeda Pharmaceutical Co., Ltd.	411,000	12,514,174
Hikari Tsushin, Inc.	73,700	12,332,443
M3, Inc.	400,400	11,810,654
Sysmex Corp.	153,200	11,087,837
Shionogi & Co., Ltd.	223,500	11,009,494
Nitori Holdings Co., Ltd.	80,900	10,932,897
Sansan, Inc.[b]	236,000	9,818,511
Bushiroad, Inc.[b]	548,000	9,607,451
Kyoritsu Maintenance Co., Ltd.	432,900	9,525,663
Japan Elevator Service Holdings Co., Ltd.	402,600	9,207,941
Rozetta Corp.b,†	516,600	8,950,052
FANUC Corp.	63,400	8,471,879
Sosei Group Corp.[b]	550,900	6,551,773
Kudan, Inc.[b]	226,500	5,657,992
Freee KKb	158,000	5,078,857
SanBio Co., Ltd.[b]	364,200	3,895,505

Total Japan		391,961,707

CHINA/HONG KONG: 35.2%
Wuxi Biologics Cayman, Inc.[b,c,d]	3,693,000	46,110,399
Bilibili, Inc. ADR[b]	1,434,500	33,595,990
Shenzhou International Group Holdings, Ltd.	3,155,000	33,096,156
Innovent Biologics, Inc.[b,c,d]	6,984,500	29,143,923
Alibaba Group Holding, Ltd. ADR[b]	146,700	28,530,216
BeiGene, Ltd. ADR[b]	225,200	27,724,372
Alphamab Oncology[b,c,d]	11,948,000	23,659,047
Baozun, Inc. ADR[b]	818,500	22,868,890
Jiangsu Hengrui Medicine Co., Ltd. A Shares	1,491,124	19,137,612
Genscript Biotech Corp.[b]	11,934,000	19,101,767
Autohome, Inc. ADR[b]	248,400	17,641,368
Shenzhen Inovance Technology Co., Ltd. A Shares	4,069,575	14,677,954
InnoCare Pharma, Ltd.[b,c,d]	8,323,000	12,217,051
Hansoh Pharmaceutical Group Co., Ltd.[b,c,d]	3,472,000	11,601,591
Venus MedTech Hangzhou, Inc. H Shares[b,c,d]	602,500	3,510,402

Total China/Hong Kong		342,616,738

AUSTRALIA: 5.7%
CSL, Ltd.	240,892	43,666,940
Oil Search, Ltd.	8,072,259	11,706,873

Total Australia		55,373,813

UNITED STATES: 4.5%
Schrodinger, Inc.[b]	427,300	18,425,176
Oyster Point Pharma, Inc.[b]	225,000	7,875,000
Frequency Therapeutics, Inc.[b]	437,079	7,784,377
Turning Point Therapeutics, Inc.[b]	118,000	5,269,880

	Shares	Value
NextCure, Inc.[b]	120,000	$4,448,400

Total United States		43,802,833

INDIA: 3.3%
HDFC Bank, Ltd.	2,837,251	32,333,715

Total India		32,333,715

INDONESIA: 3.1%
PT Bank Rakyat Indonesia Persero	129,492,600	23,749,618
PT Mayora Indah	54,105,900	6,147,726

Total Indonesia		29,897,344

BANGLADESH: 2.6%
Square Pharmaceuticals, Ltd.[e]	9,381,451	17,989,363
BRAC Bank, Ltd.[b,e]	22,667,262	7,948,475

Total Bangladesh		25,937,838

SRI LANKA: 1.9%
Sampath Bank PLCe,†	21,899,216	13,081,672
LOLC Holdings PLC[b,e]	11,399,052	5,195,679

Total Sri Lanka		18,277,351

VIETNAM: 1.2%
Vietnam Dairy Products JSC	3,116,592	11,902,855

Total Vietnam		11,902,855

CANADA: 0.5%
Zymeworks, Inc.[b]	129,700	4,600,459

Total Canada		4,600,459

TOTAL INVESTMENTS: 98.2%		956,704,653
(Cost $895,794,450)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.8%		17,062,679

NET ASSETS: 100.0%		$973,767,332

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Growth Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $126,242,413, which is 12.96% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $44,215,189 and 4.54% of net assets.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS